Annual Fund Operating Expenses - Invesco VI US Government Money Portfolio	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.48%
Series II
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.73%